UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin New York Tax-Free Income Fund
Class A [FNYQX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$39	0.78%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,628,968,288
Total Number of Portfolio Holdings	446
Portfolio Turnover Rate	11.40%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Tax-Free Income Fund	PAGE 1	1115-STSR-1025

Franklin New York Tax-Free Income Fund
Class A1 [FNYTX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$31	0.63%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,628,968,288
Total Number of Portfolio Holdings	446
Portfolio Turnover Rate	11.40%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Tax-Free Income Fund	PAGE 1	115-STSR-1025

Franklin New York Tax-Free Income Fund
Class C [FNYIX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$58	1.18%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,628,968,288
Total Number of Portfolio Holdings	446
Portfolio Turnover Rate	11.40%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Tax-Free Income Fund	PAGE 1	215-STSR-1025

Franklin New York Tax-Free Income Fund
Class R6 [FKTJX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$24	0.49%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,628,968,288
Total Number of Portfolio Holdings	446
Portfolio Turnover Rate	11.40%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Tax-Free Income Fund	PAGE 1	8115-STSR-1025

Franklin New York Tax-Free Income Fund
Advisor Class [FNYAX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$26	0.53%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,628,968,288
Total Number of Portfolio Holdings	446
Portfolio Turnover Rate	11.40%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Tax-Free Income Fund	PAGE 1	615-STSR-1025

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
New York Tax-Free
Income Fund
Financial Statements and Other Important Information
Semi-Annual | August 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 19
Notes to Financial Statements 23
Changes In and Disagreements with Accountants 31
Results of Meeting(s) of Shareholders 31
Remuneration Paid to Directors, Officers and Others 31
Board Approval of Management and Subadvisory Agreements 31

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended May 31,
2025 2024
a
2023 2021 2020
Class A
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $9.98 $10.02 $9.72 $10.83 $11.38 $11.09 $11.10
Income from investment
operations
c
:
Net investment income
d
. 0.17 0.31 0.30 0.27 0.19 0.28 0.29
Net realized and
unrealized gains
(losses) ........... (0.51) (0.04) 0.30 (1.11) (0.55) 0.29 (0.01)
Total from investment
operations ........... (0.34) 0.27 0.60 (0.84) (0.36) 0.57 0.28
Less distributions from:
Net investment income .. (0.16) (0.31) (0.30) (0.27) (0.19) (0.28) (0.29)
Net asset value, end of
period .............. $9.48 $9.98 $10.02 $9.72 $10.83 $11.38 $11.09
Total return
e
........... (3.36)% 2.78% 6.29% (7.77)% (3.25)% 5.15% 2.51%
Ratios to average net
assets
f
Expenses ............. 0.78% 0.78%
g
0.75%
g
0.81%
g
0.82%
g
0.78%
g
0.78%
g
Net investment income ... 3.47% 3.13% 3.08% 2.74% 2.21% 2.48% 2.59%
Supplemental data
Net assets, end of period
(000’s) .............. $318,674 $351,699 $361,554 $351,002 $409,409 $367,358 $291,562
Portfolio turnover rate .... 11.40% 19.14% 15.99% 22.81% 11.94% 12.15% 21.27%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended May 31,
2025 2024
a
2023 2021 2020
Class A1
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $9.98 $10.03 $9.73 $10.84 $11.39 $11.10 $11.10
Income from investment
operations
c
:
Net investment income
d
. 0.17 0.33 0.32 0.29 0.20 0.30 0.31
Net realized and
unrealized gains
(losses) ........... (0.49) (0.05) 0.29 (1.12) (0.55) 0.28 (0.01)
Total from investment
operations ........... (0.32) 0.28 0.61 (0.83) (0.35) 0.58 0.30
Less distributions from:
Net investment income .. (0.17) (0.33) (0.31) (0.28) (0.20) (0.29) (0.30)
Net asset value, end of
period .............. $9.49 $9.98 $10.03 $9.73 $10.84 $11.39 $11.10
Total return
e
........... (3.19)% 2.83% 6.44% (7.63)% (3.13)% 5.31% 2.75%
Ratios to average net
assets
f
Expenses ............. 0.63% 0.63%
g
0.60%
g
0.66%
g
0.67%
g
0.63%
g
0.63%
g
Net investment income ... 3.62% 3.28% 3.23% 2.89% 2.36% 2.63% 2.74%
Supplemental data
Net assets, end of period
(000’s) .............. $1,537,393 $1,690,956 $1,891,646 $2,010,712 $2,514,275 $2,775,454 $2,902,606
Portfolio turnover rate .... 11.40% 19.14% 15.99% 22.81% 11.94% 12.15% 21.27%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended May 31,
2025 2024
a
2023 2021 2020
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $9.97 $10.02 $9.72 $10.82 $11.38 $11.08 $11.09
Income from investment
operations
c
:
Net investment income
d
. 0.15 0.27 0.26 0.23 0.15 0.24 0.24
Net realized and
unrealized gains
(losses) ........... (0.50) (0.05) 0.30 (1.10) (0.56) 0.29 (0.01)
Total from investment
operations ........... (0.35) 0.22 0.56 (0.87) (0.41) 0.53 0.23
Less distributions from:
Net investment income .. (0.14) (0.27) (0.26) (0.23) (0.15) (0.23) (0.24)
Net asset value, end of
period .............. $9.48 $9.97 $10.02 $9.72 $10.82 $11.38 $11.08
Total return
e
........... (3.46)% 2.26% 5.86% (8.06)% (3.62)% 4.83% 2.10%
Ratios to average net
assets
f
Expenses ............. 1.18% 1.18%
g
1.15%
g
1.21%
g
1.22%
g
1.18%
g
1.18%
g
Net investment income ... 3.06% 2.73% 2.67% 2.33% 1.82% 2.10% 2.19%
Supplemental data
Net assets, end of period
(000’s) .............. $35,853 $47,875 $64,099 $89,134 $129,772 $202,215 $257,275
Portfolio turnover rate .... 11.40% 19.14% 15.99% 22.81% 11.94% 12.15% 21.27%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

A
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended May 31,
2025 2024
a
2023 2021 2020
Class R6
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $10.00 $10.04 $9.74 $10.85 $11.41 $11.11 $11.12
Income from investment
operations
c
:
Net investment income
d
. 0.18 0.34 0.33 0.30 0.21 0.31 0.32
Net realized and
unrealized gains
(losses) ........... (0.50) (0.04) 0.30 (1.11) (0.55) 0.30 (0.01)
Total from investment
operations ........... (0.32) 0.30 0.63 (0.81) (0.34) 0.61 0.31
Less distributions from:
Net investment income .. (0.18) (0.34) (0.33) (0.30) (0.22) (0.31) (0.32)
Net asset value, end of
period .............. $9.50 $10.00 $10.04 $9.74 $10.85 $11.41 $11.11
Total return
e
........... (3.22)% 3.07% 6.55% (7.48)% (3.10)% 5.54% 2.80%
Ratios to average net
assets
f
Expenses ............. 0.49% 0.49%
g
0.49%
g
0.51%
g
0.50%
g
0.50%
g
0.50%
g
Net investment income ... 3.76% 3.42% 3.34% 3.04% 2.52% 2.76% 2.87%
Supplemental data
Net assets, end of period
(000’s) .............. $129,581 $124,350 $98,748 $86,891 $97,268 $89,785 $71,991
Portfolio turnover rate .... 11.40% 19.14% 15.99% 22.81% 11.94% 12.15% 21.27%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

A
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended May 31,
2025 2024
a
2023 2021 2020
Advisor Class
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $9.99 $10.04 $9.74 $10.84 $11.40 $11.10 $11.11
Income from investment
operations
c
:
Net investment income
d
. 0.18 0.34 0.33 0.30 0.21 0.31 0.32
Net realized and
unrealized gains
(losses) ........... (0.50) (0.05) 0.29 (1.11) (0.56) 0.29 (0.02)
Total from investment
operations ........... (0.32) 0.29 0.62 (0.81) (0.35) 0.60 0.30
Less distributions from:
Net investment income .. (0.18) (0.34) (0.32) (0.29) (0.21) (0.30) (0.31)
Net asset value, end of
period .............. $9.49 $9.99 $10.04 $9.74 $10.84 $11.40 $11.10
Total return
e
........... (3.24)% 2.93% 6.54% (7.44)% (3.15)% 5.50% 2.76%
Ratios to average net
assets
f
Expenses ............. 0.53% 0.53%
g
0.50%
g
0.57%
g
0.57%
g
0.53%
g
0.53%
g
Net investment income ... 3.72% 3.38% 3.35% 3.01% 2.46% 2.73% 2.84%
Supplemental data
Net assets, end of period
(000’s) .............. $607,468 $638,348 $489,421 $328,181 $277,600 $287,411 $266,050
Portfolio turnover rate .... 11.40% 19.14% 15.99% 22.81% 11.94% 12.15% 21.27%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited), August 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 6,700,000 $ 6,720,049
Total Corporate Bonds (Cost $ 6,700,000 ) .......................................
6,720,049
Municipal Bonds 97.8%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 5,800,000 4,861,004
Florida 1.5%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 18,760,000 16,084,458
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-2 , 5.5% , 12/01/30 .............................................. 2,770,000 2,553,198
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 3,990,000 2,537,237
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 22,800,000 19,026,326
40,201,219
Georgia 0.4%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,935,000 1,944,853
c
Revenue , 2025 A-1 , Refunding , 4.16%, 12/01/45 .......................... 15,875,000 6,949,918
8,894,771
Illinois 0.6%
Metropolitan Pier & Exposition Authority ,
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 12/15/42 ........................................... 6,970,000 6,213,924
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 6/15/52 ............................................ 10,310,000 8,317,930
14,531,854
New Jersey 0.2%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/50 ...................... 3,725,000 3,727,581
State of New Jersey , Revenue , 2020 AA , Pre-Refunded , 5% , 6/15/50 ........... 1,025,000 1,152,419
4,880,000
New York 89.8%
Albany Capital Resource Corp. ,
Albany College of Pharmacy and Health Sciences , Revenue , 2022 A , Refunding ,
5.25% , 12/01/38 ................................................. 6,505,000 6,556,009
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 D , 4% ,
11/01/51 ....................................................... 2,000,000 1,596,566
KIPP Capital Region Public Charter Schools , Revenue , 2024 , 4.75% , 6/01/54 .... 1,200,000 1,051,980
KIPP Capital Region Public Charter Schools , Revenue , 2024 , 5% , 6/01/64 ....... 2,250,000 2,001,628
Allegany County Capital Resource Corp. ,
Alfred University , Revenue , 2024 , 5.25% , 4/01/49 .......................... 1,700,000 1,639,787
Alfred University , Revenue , 2024 , 5.25% , 4/01/54 .......................... 3,000,000 2,851,260
Battery Park City Authority , Revenue, Senior Lien , 2023 A , 5% , 11/01/48 .......... 20,000,000 20,484,244
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group , Revenue , 2020 A , 4% , 11/01/45 1,500,000 1,283,563
Active Retirement Community, Inc. Obligated Group , Revenue , 2020 A , 4% , 11/01/55 8,000,000 6,262,005
Broome County Local Development Corp. ,
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/36 ........................................................ 1,600,000 1,484,373

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Broome County Local Development Corp., (continued)
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/41 ........................................................ $ 1,530,000 $ 1,304,056
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/47 ........................................................ 1,160,000 904,325
United Health Services Hospitals Obligated Group , Revenue , 2020 , Refunding , AG
Insured , 3% , 4/01/45 .............................................. 7,045,000 5,169,368
Buffalo & Erie County Industrial Land Development Corp. ,
Catholic Health System Obligated Group , Revenue , 2015 , 5.25% , 7/01/35 ....... 1,000,000 972,998
Catholic Health System Obligated Group , Revenue , 2015 , 5% , 7/01/40 ......... 1,000,000 946,761
D'Youville University , Revenue , 2020 A , Refunding , 4% , 11/01/50 .............. 2,500,000 1,797,829
Build NYC Resource Corp. ,
487 West 129th street Transitional Housing Development Fund Corp. Obligated
Group , Revenue , 2025 A , 5.5% , 12/01/51 .............................. 1,000,000 1,022,172
487 West 129th street Transitional Housing Development Fund Corp. Obligated
Group , Revenue , 2025 A , 5.5% , 12/01/56 .............................. 1,000,000 1,015,573
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/36 ............ 400,000 386,936
Classical Charter School, Inc. , Revenue , 2023 A , 4.5% , 6/15/43 ............... 700,000 636,115
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/53 .............. 850,000 754,330
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/58 .............. 725,000 634,855
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/42 ...... 600,000 578,141
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/52 ...... 725,000 659,518
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/56 ...... 570,000 512,335
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/52 ............ 4,000,000 3,834,423
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/57 ............ 1,000,000 948,201
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/62 ............ 1,500,000 1,407,338
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/50 ...................... 4,500,000 4,525,764
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/55 ...................... 4,500,000 4,513,201
d
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 2,000,000 2,029,977
City of Long Beach , GO , 2022 B , BAM Insured , 5.25% , 7/15/42 ................. 1,010,000 1,035,925
City of New York ,
GO , 2017 B , 5% , 12/01/41 ........................................... 7,000,000 7,058,890
GO , 2018 E-1 , 5% , 3/01/40 .......................................... 14,330,000 14,565,693
GO , 2018 E-1 , 5% , 3/01/44 .......................................... 12,500,000 12,575,264
GO , 2018 F-1 , 5% , 4/01/40 .......................................... 16,210,000 16,484,473
GO , 2018 F-1 , 5% , 4/01/45 .......................................... 10,000,000 10,047,728
GO , 2019 D-1 , 4% , 12/01/43 ......................................... 10,000,000 8,857,029
GO , 2022 D-1 , 5.25% , 5/01/41 ........................................ 1,500,000 1,574,280
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 5,000,000 4,399,394
GO , 2023 E-1 , 4% , 4/01/45 .......................................... 3,000,000 2,664,622
GO , 2024 D , 5.5% , 4/01/49 .......................................... 10,000,000 10,501,494
GO , 2024 D , 5.25% , 4/01/54 ......................................... 10,500,000 10,732,751
GO , 2025 E , 5.25% , 8/01/50 ......................................... 4,500,000 4,623,250
GO , 2025 E , 5% , 8/01/54 ............................................ 4,500,000 4,516,762
GO , 2025 G-1 , 5.25% , 2/01/53 ........................................ 1,150,000 1,179,568
b
Clinton County Capital Resource Corp. ,
Clinton-Essex-Warren-Washington Board of Cooperative Educational Services ,
Revenue , 144A, 2025 , 4.5% , 7/01/40 ................................. 600,000 587,879
Clinton-Essex-Warren-Washington Board of Cooperative Educational Services ,
Revenue , 144A, 2025 , 5% , 7/01/46 ................................... 900,000 890,171
Dutchess County Local Development Corp. ,
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/32 ...... 175,000 189,486
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/33 ...... 185,000 198,816
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/34 ...... 500,000 532,821
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/35 ...... 200,000 200,125
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/36 ...... 200,000 197,070

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Dutchess County Local Development Corp., (continued)
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/37 ...... $ 250,000 $ 242,504
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/38 ...... 250,000 237,222
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/39 ...... 100,000 93,554
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/40 ...... 100,000 91,993
Nuvance Health Obligated Group , Revenue , 2016 B , 5% , 7/01/31 ............. 10,550,000 10,686,474
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 4% , 7/01/44 ..... 1,900,000 1,644,393
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 4% , 7/01/49 ..... 4,425,000 3,599,747
Vassar College , Revenue , 2017 , Refunding , 5% , 7/01/42 .................... 5,000,000 5,011,959
Vassar College , Revenue , 2017 , Refunding , 4% , 7/01/46 .................... 5,715,000 5,051,957
Empire State Development Corp. ,
State of New York Personal Income Tax , Revenue , 2017 C , Refunding , 5% , 3/15/40 8,400,000 8,548,273
State of New York Personal Income Tax , Revenue , 2019 A , 5% , 3/15/42 ......... 10,000,000 10,101,197
State of New York Personal Income Tax , Revenue , 2020 A , 5% , 3/15/41 ......... 5,000,000 5,105,175
State of New York Sales Tax , Revenue , 2024 A , 5% , 3/15/54 ................. 5,000,000 5,047,164
Genesee County Funding Corp. (The) , Rochester Regional Health Obligated Group ,
Revenue , 2022 A , Refunding , 5.25% , 12/01/52 ............................ 6,250,000 6,066,361
Hempstead Town Local Development Corp. ,
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/42 .................. 1,250,000 1,252,843
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/47 .................. 5,250,000 5,137,439
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/39 ................. 575,000 535,580
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/40 ................. 715,000 652,928
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/41 ................. 625,000 557,284
Hofstra University , Revenue , 2021 A , Refunding , 3% , 7/01/51 ................. 3,000,000 1,954,514
Hudson Yards Infrastructure Corp. ,
Revenue , 2017 A , Refunding , 5% , 2/15/42 ............................... 15,000,000 15,127,105
Revenue , 2017 A , Refunding , AG Insured , 4% , 2/15/47 ..................... 13,680,000 11,965,010
Long Island Power Authority ,
Revenue , 2016 B , Refunding , 5% , 9/01/41 ............................... 5,250,000 5,285,540
Revenue , 2018 , 5% , 9/01/39 ......................................... 5,000,000 5,130,565
Revenue , 2021 A , Refunding , 4% , 9/01/42 ............................... 1,500,000 1,396,125
Revenue , 2022 A , Refunding , 5% , 9/01/43 ............................... 3,170,000 3,258,793
Revenue , 2023 E , 5% , 9/01/53 ........................................ 3,500,000 3,507,160
Revenue , 2024 A , Refunding , 5% , 9/01/49 ............................... 3,500,000 3,532,785
Revenue , 2024 A , Refunding , 5% , 9/01/54 ............................... 8,000,000 8,040,578
Revenue , 2024 A , Refunding , 5.25% , 9/01/54 ............................. 2,500,000 2,566,801
Revenue , 2025 , Refunding , 5.25% , 9/01/50 .............................. 7,000,000 7,229,223
Metropolitan Transportation Authority ,
Revenue , 2015 C-1 , Refunding , 5% , 11/15/35 ............................ 5,000,000 5,005,022
Revenue , 2016 B , Refunding , 5% , 11/15/33 .............................. 6,000,000 6,111,780
Revenue , 2016 B , Refunding , 5% , 11/15/35 .............................. 4,000,000 4,058,786
Revenue , 2016 B , Refunding , 5% , 11/15/37 .............................. 13,500,000 13,642,312
Revenue , 2016 D , Refunding , 5% , 11/15/30 .............................. 10,305,000 10,572,326
Revenue , 2017 C-1 , Refunding , 5% , 11/15/30 ............................ 6,215,000 6,581,884
Revenue , 2017 D , Refunding , 4% , 11/15/42 .............................. 20,000,000 17,599,510
Revenue , 2017 D , Refunding , 4% , 11/15/46 .............................. 5,000,000 4,159,798
Revenue , 2019 C , AG Insured , 4% , 11/15/45 ............................. 8,000,000 6,840,268
Revenue , 2020 A-1 , 5% , 11/15/48 ..................................... 17,000,000 16,711,989
Revenue , 2020 C-1 , 4.75% , 11/15/45 ................................... 2,950,000 2,827,897
Revenue , 2020 C-1 , 5% , 11/15/50 ..................................... 9,150,000 8,965,632
Revenue , 2020 D , 5% , 11/15/44 ....................................... 15,000,000 15,018,333
Revenue , 2020 D , 4% , 11/15/50 ....................................... 10,000,000 8,279,451
Revenue , 2021 A-2 , 4% , 11/15/42 ..................................... 5,000,000 4,412,277
Revenue , 2024 A , Refunding , 4% , 11/15/43 .............................. 6,220,000 5,425,920
Revenue , 2024 A , Refunding , 5.5% , 11/15/47 ............................. 6,000,000 6,192,910
Revenue , 2025 A , Refunding , 5.25% , 11/15/55 ............................ 1,250,000 1,251,787
c
Dedicated Tax Fund , Revenue , 2012 A , Refunding , 3.46%, 11/15/32 ............ 20,000,000 15,648,052

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority, (continued)
Dedicated Tax Fund , Revenue , 2024 B-1 , Refunding , 5% , 11/15/49 ............ $ 29,545,000 $ 29,781,333
Dedicated Tax Fund , Revenue , 2024 B-1 , Refunding , 5% , 11/15/50 ............ 10,830,000 10,898,292
Dedicated Tax Fund , Revenue , 2024 B-1 , Refunding , 5% , 11/15/52 ............ 5,000,000 5,022,414
Dedicated Tax Fund , Revenue , 2024 B-2 , Refunding , 5% , 11/15/48 ............ 3,000,000 3,029,519
Dedicated Tax Fund , Special Tax , 2024 A , 5% , 11/15/49 ..................... 2,500,000 2,519,998
Dedicated Tax Fund , Special Tax , 2024 A , 5.25% , 11/15/54 ................... 7,500,000 7,686,740
Monroe County Industrial Development Corp. ,
Rochester Regional Health Obligated Group , Revenue , 2017 , 5% , 12/01/46 ...... 17,000,000 16,446,138
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/31 ....................................................... 1,500,000 1,609,360
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/32 ....................................................... 4,200,000 4,469,917
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/33 ....................................................... 1,815,000 1,916,096
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/34 ....................................................... 2,510,000 2,629,186
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 4% ,
12/01/35 ....................................................... 1,100,000 1,079,922
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 4% ,
12/01/46 ....................................................... 8,560,000 7,040,700
St. John Fisher University , Revenue , 2024 , Refunding , 5.25% , 6/01/49 .......... 635,000 649,411
St. John Fisher University , Revenue , 2024 , Refunding , 5.25% , 6/01/54 .......... 1,670,000 1,688,915
b
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/50 . 2,360,000 2,167,555
b
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/59 . 2,345,000 2,106,480
University of Rochester , Revenue , 2017 C , Refunding , 4% , 7/01/43 ............ 22,895,000 20,821,198
University of Rochester , Revenue , 2017 D , Refunding , 4% , 7/01/43 ............ 21,550,000 19,598,027
University of Rochester , Revenue , 2023 A , 5% , 7/01/53 ..................... 10,000,000 10,019,560
Nassau County Local Economic Assistance Corp. ,
Roosevelt Children's Academy Charter School , Revenue , 2023 A , 5% , 7/01/43 .... 1,440,000 1,395,631
Roosevelt Children's Academy Charter School , Revenue , 2023 A , 5% , 7/01/55 .... 2,605,000 2,397,094
New York City Health and Hospitals Corp. ,
Revenue , 2020 A , Refunding , 3% , 2/15/45 ............................... 1,250,000 925,499
Revenue , 2020 A , Refunding , 4% , 2/15/45 ............................... 1,800,000 1,645,088
Revenue , 2020 A , Refunding , 4% , 2/15/48 ............................... 880,000 754,223
New York City Housing Development Corp. ,
Revenue , 2016 F-1A , Refunding , 3.3% , 11/01/46 .......................... 485,000 372,350
Revenue , 2018 K , 4% , 11/01/48 ....................................... 36,505,000 31,153,316
Revenue , 2019 G-1-B , Refunding , 3% , 11/01/44 ........................... 9,405,000 7,130,369
Revenue , 2019 J , 3% , 11/01/44 ....................................... 4,935,000 3,741,453
Revenue , 2020 C , FNMA Insured , 2.75% , 2/01/51 ......................... 10,000,000 6,429,880
8 Spruce NY Owner LLC , Revenue , 2024 , F , Refunding , 5.25% , 12/15/31 ........ 4,550,000 4,670,827
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AG Insured , 3% , 1/01/46 . 5,000,000 3,571,422
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AG Insured , 4% , 3/01/45 .... 6,000,000 5,371,108
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AG Insured , 3% , 3/01/49 .... 10,000,000 6,929,498
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2017 AA , 4% , 6/15/46 .................... 24,290,000 21,249,589
Water & Sewer System , Revenue , 2018 BB-1 , 5% , 6/15/46 .................. 20,500,000 20,574,764
Water & Sewer System , Revenue , 2019 DD-1 , 5% , 6/15/49 .................. 19,000,000 19,054,889
Water & Sewer System , Revenue , 2020 AA , Refunding , 5% , 6/15/40 ........... 10,000,000 10,368,461
Water & Sewer System , Revenue , 2022 AA-1 , 5% , 6/15/48 .................. 8,825,000 8,832,403
Water & Sewer System , Revenue , 2023 AA-1 , 5.25% , 6/15/52 ................ 5,000,000 5,106,525
Water & Sewer System , Revenue , 2024 AA-1 , 5.25% , 6/15/53 ................ 9,000,000 9,262,095
Water & Sewer System , Revenue , 2024 BB-1 , 5.25% , 6/15/54 ................ 10,745,000 11,057,299
Water & Sewer System , Revenue , 2024 CC-1 , 4.25% , 6/15/54 ................ 2,500,000 2,221,403
Water & Sewer System , Revenue , 2025 AA-1 , 5.25% , 6/15/53 ................ 1,000,000 1,032,673

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Municipal Water Finance Authority, (continued)
Water & Sewer System , Revenue , 2025 BB , 5.25% , 6/15/55 .................. $ 25,000,000 $ 25,809,400
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2017 E-1 , 5% , 2/01/33 ...................... 6,500,000 6,676,549
Future Tax Secured , Revenue , 2017 F-1 , 5% , 5/01/42 ...................... 17,500,000 17,657,656
Future Tax Secured , Revenue , 2018 C-3 , 4% , 5/01/42 ...................... 7,410,000 6,726,851
Future Tax Secured , Revenue , 2019 A-1 , 5% , 8/01/40 ...................... 9,340,000 9,545,498
Future Tax Secured , Revenue , 2020 B-1 , 4% , 11/01/41 ..................... 7,205,000 6,629,970
Future Tax Secured , Revenue , 2021 C-1 , 4% , 5/01/43 ...................... 5,000,000 4,488,016
Future Tax Secured , Revenue , 2023 D-1 , 5% , 11/01/46 ..................... 10,000,000 10,105,486
Future Tax Secured , Revenue , 2024 A-1 , 5% , 5/01/41 ...................... 6,775,000 7,068,225
Future Tax Secured , Revenue , 2024 A-1 , 4% , 5/01/53 ...................... 3,000,000 2,533,177
Future Tax Secured , Revenue , 2024 G-1 , 4.125% , 5/01/52 ................... 6,500,000 5,646,679
Future Tax Secured , Revenue , 2025 C-1 , 5% , 5/01/50 ...................... 4,000,000 4,036,922
Future Tax Secured , Revenue , 2025 D , 5.25% , 5/01/48 ..................... 5,000,000 5,166,736
Future Tax Secured , Revenue , 2025 D , 5% , 5/01/50 ........................ 2,375,000 2,396,923
Future Tax Secured , Revenue , 2025 H-1 , 5% , 11/01/50 ..................... 4,000,000 4,038,517
Future Tax Secured , Revenue , 2025 H-1 , 5.5% , 11/01/51 .................... 3,000,000 3,154,383
State of New York , Revenue , 2018 S-3 , 5% , 7/15/43 ........................ 10,000,000 10,120,281
State of New York , Revenue , 2019 S-1 , 5% , 7/15/43 ........................ 22,230,000 22,497,385
State of New York , Revenue , 2020 S-1 , 4% , 7/15/41 ........................ 8,465,000 7,889,989
State of New York , Revenue , 2020 S-1B , 4% , 7/15/41 ...................... 2,465,000 2,300,744
e
State of New York Building Aid , Revenue , 2026 S-2 , Refunding , 5% , 7/15/43 ..... 2,975,000 3,079,708
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue, Senior Lien , 2016 A , 5% , 11/15/46 ............................. 5,000,000 4,933,609
d
New York Energy Finance Development Corp. , Revenue , 2025 , Mandatory Put , 5% ,
12/01/33 ........................................................ 5,600,000 5,886,901
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 18,000,000 12,114,637
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 91,360,000 102,891,998
Goldman Sachs Headquarters LLC , Revenue , 2007 , 5.5% , 10/01/37 ........... 27,000,000 30,750,737
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 3% ,
2/15/42 ........................................................ 5,000,000 3,914,377
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 4% ,
2/15/43 ........................................................ 5,000,000 4,551,491
New York Power Authority ,
Revenue , 2020 A , Refunding , 4% , 11/15/60 .............................. 11,455,000 9,511,197
SFP Transmission Project , Revenue , 2023 A , AG Insured , 5% , 11/15/53 ......... 3,000,000 3,023,693
New York State Dormitory Authority ,
Revenue , 2008 A-1 , 5% , 6/01/38 ...................................... 3,970,000 3,976,271
Revenue , 2009 A , AG Insured , 5.625% , 10/01/29 .......................... 300,000 300,739
Revenue , 2009 C , AG Insured , 5% , 10/01/31 ............................. 45,000 45,082
Revenue , 2009 C , AG Insured , 5.125% , 10/01/36 .......................... 60,000 60,103
Barnard College , Revenue , 2025 A , Refunding , 5% , 7/01/50 .................. 1,750,000 1,685,018
Barnard College , Revenue , 2025 A , Refunding , 5% , 7/01/55 .................. 3,000,000 2,862,075
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/37 1,705,000 1,484,623
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/38 2,200,000 1,898,967
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/39 1,305,000 1,104,640
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/40 1,300,000 1,080,670
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/41 2,100,000 1,970,793
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/45 5,835,000 4,647,555
Cornell University , Revenue , 2024 A , Refunding , 5.5% , 7/01/54 ............... 12,350,000 12,975,126
Educational Housing Services, Inc. , Revenue , 2005 , AMBAC Insured , 5.25% , 7/01/30 5,150,000 5,379,481
Fashion Institute of Technology , Revenue , 2007 , NATL Insured , 5.25% , 7/01/26 ... 6,105,000 6,170,526
Fashion Institute of Technology , Revenue , 2007 , NATL Insured , 5.25% , 7/01/34 ... 13,220,000 13,521,984
Fordham University , Revenue , 2020 , 4% , 7/01/50 .......................... 4,500,000 3,724,276

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2015 , Refunding ,
5% , 12/01/45 ................................................... $ 1,000,000 $ 852,380
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/32 ................................................... 500,000 501,186
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/33 ................................................... 4,000,000 3,984,388
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/35 ................................................... 1,100,000 1,068,943
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/36 ................................................... 2,100,000 2,026,154
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/37 ................................................... 2,000,000 1,891,932
Iona College , Revenue , 2021 A , 5% , 7/01/46 ............................. 925,000 898,619
Iona College , Revenue , 2021 A , 5% , 7/01/51 ............................. 2,350,000 2,227,075
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/31 ...................... 325,000 351,896
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/32 ...................... 300,000 325,388
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/42 ...................... 275,000 272,208
Memorial Sloan-Kettering Cancer Center , Revenue , 2017-1 , Refunding , 4% , 7/01/47 5,000,000 4,435,757
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/31 ......... 525,000 539,775
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/33 ......... 1,150,000 1,173,003
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 5% , 9/01/30 ......... 1,800,000 1,926,874
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 4% , 9/01/45 ......... 10,900,000 9,118,877
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 4% , 9/01/50 ......... 1,370,000 1,085,855
Montefiore Obligated Group , Revenue , 2024 , 5.5% , 11/01/47 ................. 1,000,000 1,020,993
Mount Sinai Hospital Obligated Group , Revenue , 2025 , 5% , 7/01/45 ............ 1,420,000 1,373,167
Mount Sinai Hospital Obligated Group , Revenue , 2025 , 5.25% , 7/01/50 ......... 11,000,000 10,653,691
New School (The) , Revenue , 2022 A , Refunding , 4% , 7/01/47 ................ 4,000,000 3,284,440
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/49 ............. 2,590,000 2,607,995
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/54 ............. 4,100,000 4,114,222
New York University , Revenue , 2018 A , 5% , 7/01/48 ........................ 5,000,000 5,034,953
New York University , Revenue , 2019 A , 4% , 7/01/45 ........................ 3,415,000 3,026,584
New York University , Revenue , 2019 A , 5% , 7/01/49 ........................ 25,000,000 25,001,713
New York University , Revenue , 2025 A , Refunding , 5.25% , 7/01/55 ............. 4,000,000 4,104,784
Northwell Health Obligated Group , Revenue , 2022 A , Refunding , 5% , 5/01/52 .... 13,490,000 13,183,347
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 4% , 5/01/54 .... 6,500,000 5,322,406
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 5/01/54 .. 11,000,000 11,055,529
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 3% , 7/01/48 ....... 4,000,000 2,756,592
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 4% , 7/01/50 ....... 20,420,000 17,277,562
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 4% , 7/01/53 ....... 25,280,000 20,692,358
Pace University , Revenue , 2024 A , 5.25% , 5/01/44 ......................... 590,000 585,697
Pace University , Revenue , 2024 A , 5.5% , 5/01/49 .......................... 725,000 723,035
Pace University , Revenue , 2024 A , 5.5% , 5/01/56 .......................... 1,000,000 985,351
Rochester Institute of Technology , Revenue , 2019 A , 5% , 7/01/49 .............. 3,500,000 3,502,266
Rochester Institute of Technology , Revenue , 2022 A , 5% , 7/01/41 .............. 1,000,000 1,037,872
Rochester Institute of Technology , Revenue , 2022 A , 5% , 7/01/42 .............. 1,000,000 1,029,679
Rockefeller University (The) , Revenue , 2020 A , Refunding , 5% , 7/01/53 ......... 6,500,000 6,444,664
Roswell Park Cancer Institute Corp. Obligated Group , Revenue , 2025 A , AG Insured ,
5.5% , 7/01/50 ................................................... 1,000,000 1,040,804
St. John's University , Revenue , 2021 A , Refunding , 4% , 7/01/48 ............... 6,250,000 5,131,059
St. Joseph's College , Revenue , 2021 , 4% , 7/01/40 ......................... 225,000 181,802
St. Joseph's College , Revenue , 2021 , 5% , 7/01/51 ......................... 725,000 591,512
State of New York Personal Income Tax , Revenue , 2017 A , Pre-Refunded , 5% ,
2/15/39 ........................................................ 15,000 15,582
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/40 ........................................................ 10,000 10,523

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/41 ........................................................ $ 30,000 $ 31,570
State of New York Personal Income Tax , Revenue , 2017 B , 5% , 2/15/43 ......... 17,050,000 17,206,722
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/43 ........................................................ 30,000 31,570
State of New York Personal Income Tax , Revenue , 2017 B , 4% , 2/15/46 ......... 19,985,000 17,356,359
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 4% ,
2/15/46 ........................................................ 15,000 15,500
State of New York Personal Income Tax , Revenue , 2017 B-3 , 5% , 2/15/41 ....... 9,895,000 10,033,980
State of New York Personal Income Tax , Revenue , 2018 A , Refunding , 5% , 3/15/45 10,000,000 10,035,210
State of New York Personal Income Tax , Revenue , 2024 A , 5.25% , 3/15/52 ...... 18,850,000 19,388,544
State of New York Personal Income Tax , Revenue , 2025 A , Refunding , 5% , 3/15/55 5,250,000 5,281,580
State of New York Sales Tax , Revenue , 2017 A , 5% , 3/15/41 ................. 10,000,000 10,104,619
State of New York Sales Tax , Revenue , 2018 A , 4% , 3/15/46 ................. 25,000,000 22,096,848
State of New York Sales Tax , Revenue , 2018 C , Refunding , 4% , 3/15/44 ........ 5,310,000 4,786,371
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/37 ........ 15,340,000 15,952,457
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/45 ........ 6,235,000 6,330,725
State of New York Sales Tax , Revenue , 2024 B , Refunding , 5% , 3/15/51 ........ 6,000,000 6,060,435
State University of New York Dormitory Facilities , Revenue , 2017 A , Pre-Refunded ,
5% , 7/01/42 .................................................... 780,000 817,535
State University of New York Dormitory Facilities , Revenue , 2017 A , Pre-Refunded ,
5% , 7/01/46 .................................................... 4,000,000 4,196,166
State University of New York Dormitory Facilities , Revenue , 2018 A , 5% , 7/01/43 .. 4,300,000 4,338,966
State University of New York Dormitory Facilities , Revenue , 2018 A , 5% , 7/01/48 .. 7,950,000 7,961,765
State University of New York Dormitory Facilities , Revenue , 2018 A , Pre-Refunded ,
5% , 7/01/48 .................................................... 5,975,000 6,414,694
State University of New York Dormitory Facilities , Revenue , 2019 A , 3% , 7/01/42 .. 4,165,000 3,200,643
State University of New York Dormitory Facilities , Revenue , 2019 A , 4% , 7/01/43 .. 1,200,000 1,075,574
Teachers College , Revenue , 2022 , Refunding , 4% , 7/01/46 .................. 6,175,000 5,318,749
White Plains Hospital Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ........ 10,345,000 10,041,846
New York State Environmental Facilities Corp. ,
New York City Water & Sewer System , Revenue , 2017 A , Refunding , 5% , 6/15/46 . 11,150,000 11,216,445
New York City Water & Sewer System , Revenue , 2017 E , 5% , 6/15/47 .......... 6,090,000 6,124,521
New York City Water & Sewer System , Revenue , 2018 B , 5% , 6/15/43 .......... 8,000,000 8,097,240
New York City Water & Sewer System , Revenue , 2018 B , 5% , 6/15/48 .......... 18,610,000 18,710,634
State of New York State Revolving Fund , Revenue , 2022 B , 5.25% , 9/15/52 ...... 5,000,000 5,130,417
New York State Housing Finance Agency , Revenue , 2020 E , 2.45% , 11/01/50 ...... 3,000,000 1,817,267
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/41 ........................................ 12,000,000 11,166,389
Revenue , 2019 B , 3% , 1/01/46 ........................................ 4,200,000 2,960,637
Revenue , 2019 B , BAM Insured , 4% , 1/01/50 ............................. 20,000,000 17,240,034
Revenue , 2019 B , 4% , 1/01/53 ........................................ 15,000,000 12,637,204
Revenue , N , 4% , 1/01/46 ............................................ 10,000,000 8,704,334
Revenue , P , Refunding , 5.25% , 1/01/54 ................................. 1,000,000 1,025,541
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 5% , 3/15/46 4,125,000 4,179,675
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 5% , 3/15/48 25,000,000 25,187,068
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 5,500,000 5,603,747
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 12,400,000 12,427,960
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... 6,305,000 6,396,644
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 11,000,000 10,932,888
Delta Air Lines, Inc. , Revenue , 2020 , 4.375% , 10/01/45 ..................... 26,500,000 23,018,199
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 9,150,000 9,430,163
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/41 ............ 2,130,000 1,871,070
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/46 ............ 6,000,000 5,017,322
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 4/30/53 ............. 19,875,000 15,688,860

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/34 ... $ 450,000 $ 467,910
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/35 ... 400,000 412,611
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/36 ... 400,000 409,215
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/37 ... 350,000 355,538
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/38 ... 300,000 270,963
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/39 ... 400,000 354,908
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/40 ... 2,555,000 2,232,739
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/42 ... 910,000 772,698
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/33 ... 1,200,000 1,284,511
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/34 ... 2,000,000 2,127,094
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/36 ... 2,000,000 2,097,494
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/39 ... 4,545,000 4,246,710
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/41 ... 10,300,000 9,318,670
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/42 ... 9,690,000 8,598,985
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/42 ............. 10,000,000 9,795,674
JFK Millennium Partners LLC , Revenue , 2024 A , Refunding , AG Insured , 5.25% ,
12/31/54 ....................................................... 12,500,000 12,334,286
JFK Millennium Partners LLC , Revenue , 2024 A , Refunding , 5.5% , 12/31/60 ..... 9,250,000 8,955,631
c
JFK Millennium Partners LLC , Revenue , 2024 B , Refunding , AG Insured , 1.642%,
12/31/54 ....................................................... 9,000,000 5,334,240
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. 6,500,000 6,604,765
JFK NTO LLC , Revenue , 2023 , AG Insured , 5.125% , 6/30/60 ................. 10,000,000 9,676,287
JFK NTO LLC , Revenue , 2023 , 5.375% , 6/30/60 .......................... 15,160,000 14,394,593
JFK NTO LLC , Revenue , 2024 , 5% , 6/30/60 .............................. 13,000,000 11,902,236
JFK NTO LLC , Revenue , 2024 , 5.5% , 6/30/60 ............................ 5,750,000 5,534,256
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/50 .............................. 3,250,000 3,361,456
Oneida County Local Development Corp. , Mohawk Valley Health System Obligated
Group , Revenue , 2021 A , AG Insured , 4% , 12/01/51 ........................ 4,000,000 3,363,763
b
Oneida Indian Nation of New York ,
Revenue , 144A, 2024 A , 8% , 9/01/40 ................................... 3,000,000 3,085,838
Revenue , 144A, 2024 B , 6% , 9/01/43 ................................... 2,150,000 2,248,720
Onondaga Civic Development Corp. ,
Le Moyne College , Revenue , 2021 , 4% , 7/01/38 ........................... 200,000 184,267
Le Moyne College , Revenue , 2021 , 4% , 7/01/41 ........................... 245,000 213,198
Le Moyne College , Revenue , 2021 , 5% , 7/01/46 ........................... 460,000 434,608
Le Moyne College , Revenue , 2021 , 5% , 7/01/51 ........................... 820,000 754,595
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/32 .................. 725,000 768,483
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/34 .................. 315,000 311,163
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/36 .................. 350,000 334,852
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/39 .................. 475,000 430,343
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/42 .................. 530,000 452,816
Syracuse University , Revenue , 2025 , 5.5% , 12/01/56 ....................... 4,000,000 4,222,015
Onondaga County Trust for Cultural Resources ,
Syracuse University , Revenue , 2019 , Refunding , 5% , 12/01/43 ................ 5,000,000 5,069,432
Syracuse University , Revenue , 2019 , Refunding , 4% , 12/01/47 ................ 17,000,000 14,842,765
Port Authority of New York & New Jersey ,
Revenue , 194 , Refunding , 5% , 10/15/41 ................................. 10,000,000 10,009,174
Revenue , 200 , Refunding , 5% , 4/15/57 ................................. 11,040,000 11,049,585
Revenue , 205th , Refunding , 5% , 5/15/57 ................................ 13,000,000 13,015,152
Revenue , 211th , Refunding , 5% , 9/01/48 ................................ 41,730,000 41,919,642
Revenue , 214th , 5% , 9/01/34 ......................................... 2,500,000 2,597,283
Revenue , 214th , 4% , 9/01/38 ......................................... 5,000,000 4,726,433
Revenue , 217th , 4% , 11/01/41 ........................................ 10,000,000 9,425,487
Revenue , 221 , 4% , 7/15/45 .......................................... 7,610,000 6,502,309
Revenue , 221 , 4% , 7/15/50 .......................................... 15,250,000 12,699,913
Revenue , 234 , Refunding , 5.5% , 8/01/52 ................................ 4,000,000 4,104,302

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Port Authority of New York & New Jersey, (continued)
Revenue , 238 , Refunding , 5% , 7/15/37 ................................. $ 4,000,000 $ 4,200,905
Revenue , 244 , Refunding , 5% , 7/15/54 ................................. 2,500,000 2,533,946
Revenue , 246 , Refunding , 5% , 9/01/39 ................................. 5,000,000 5,155,078
Revenue , 246 , Refunding , 5% , 9/01/40 ................................. 2,000,000 2,046,810
Revenue , 250 , Refunding , 5.25% , 10/15/51 .............................. 5,000,000 5,196,115
Riverhead Industrial Development Agency ,
Riverhead Charter School Obligated Group , Revenue , 2025 , Refunding , 5% , 8/01/40 1,390,000 1,388,740
Riverhead Charter School Obligated Group , Revenue , 2025 , Refunding , 5.25% ,
8/01/44 ........................................................ 1,855,000 1,832,701
Riverhead Charter School Obligated Group , Revenue , 2025 , Refunding , 5.375% ,
8/01/48 ........................................................ 2,100,000 2,064,561
Saratoga County Capital Resource Corp. , Skidmore College , Revenue , 2020 A ,
4% , 7/01/50 ...................................................... 2,250,000 1,895,702
Schenectady County Capital Resource Corp. ,
Trustees of Union College , Revenue , 2017 , Refunding , 5% , 1/01/47 ............ 6,590,000 6,601,589
Trustees of Union College , Revenue , 2022 , Refunding , 5.25% , 7/01/52 ......... 700,000 710,069
St. Lawrence County Industrial Development Agency ,
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/34 ............... 465,000 478,131
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/39 ............... 400,000 391,897
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/40 ............... 475,000 457,136
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/41 ............... 525,000 494,967
St. Lawrence University , Revenue , 2022 , Refunding , 5.25% , 7/01/47 ........... 1,820,000 1,819,596
St. Lawrence University , Revenue , 2022 , Refunding , 5.25% , 7/01/52 ........... 2,500,000 2,479,339
Suffolk Tobacco Asset Securitization Corp. ,
Revenue , 2021 A-2 , Refunding , 4% , 6/01/39 ............................. 1,465,000 1,360,524
Revenue , 2021 A-2 , Refunding , 4% , 6/01/40 ............................. 1,415,000 1,296,252
Revenue , 2021 A-2 , Refunding , 4% , 6/01/41 ............................. 1,340,000 1,211,373
Revenue , 2021 A-2 , Refunding , 4% , 6/01/50 ............................. 4,500,000 3,646,702
Revenue , 2021 B-1 , Refunding , 4% , 6/01/50 ............................. 3,950,000 3,447,819
Syracuse Regional Airport Authority ,
Revenue , 2021 , Refunding , 4% , 7/01/35 ................................. 735,000 721,076
Revenue , 2021 , Refunding , 4% , 7/01/36 ................................. 750,000 718,782
Tompkins County Development Corp. , Kendal at Ithaca, Inc. , Revenue , 2022 A ,
Refunding , 4% , 7/01/42 ............................................. 3,440,000 3,044,994
Triborough Bridge & Tunnel Authority ,
c
Revenue , 2013 A , Refunding , 3.3%, 11/15/31 ............................. 5,000,000 4,088,469
Revenue , 2017 A , Refunding , 5% , 11/15/47 .............................. 7,370,000 7,371,386
Revenue , 2017 B , Refunding , 5% , 11/15/37 .............................. 8,055,000 8,239,241
Revenue , 2017 C-2 , 5% , 11/15/42 ..................................... 18,190,000 18,331,624
Revenue , 2020 A , 5% , 11/15/49 ....................................... 10,000,000 10,047,015
Revenue , 2020 A , 5% , 11/15/54 ....................................... 10,000,000 9,966,216
Revenue , 2023 B-1 , 5.25% , 11/15/53 ................................... 4,500,000 4,617,598
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2021 A-1 , Refunding , 5% , 5/15/51 .................................... 20,000,000 20,087,414
c
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 D-1B , Refunding , 4.09%, 11/15/36 ............................... 6,250,000 3,986,441
c
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 D-1B , Refunding , 4.61%, 11/15/39 ............................... 1,115,000 587,778
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 4.125% , 5/15/54 ................................ 5,000,000 4,358,692
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 5.25% , 5/15/54 ................................. 19,000,000 19,561,212
Real Estate Transfer Tax , Revenue , 2025 A , 5.25% , 12/01/54 ................. 8,500,000 8,693,220
Sales Tax , Revenue , 2023 A , 4% , 5/15/48 ............................... 9,175,000 7,990,151
Sales Tax , Revenue , 2024 A-1 , 5.25% , 5/15/59 ........................... 6,545,000 6,733,289
Sales Tax , Revenue , 2024 A-1 , 5.25% , 5/15/64 ........................... 10,000,000 10,266,239

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Troy Capital Resource Corp. ,
Revenue , 2021 , Refunding , 4% , 9/01/35 ................................. $ 180,000 $ 179,516
Revenue , 2021 , Refunding , 4% , 9/01/36 ................................. 280,000 276,220
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/36 ...... 3,200,000 3,325,400
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/38 ...... 3,800,000 3,892,963
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/39 ...... 5,000,000 5,098,274
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 4% , 9/01/40 ...... 1,500,000 1,371,665
Utility Debt Securitization Authority ,
Revenue , 2017 , 5% , 12/15/39 ........................................ 5,750,000 5,892,875
Revenue , 2017 , 5% , 12/15/40 ........................................ 10,000,000 10,224,288
Revenue , 2017 , 5% , 12/15/41 ........................................ 8,500,000 8,666,443
Westchester County Local Development Corp. ,
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 4.25% , 1/01/45 2,925,000 2,581,665
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 5% , 1/01/51 ... 2,500,000 2,365,634
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/35 ................... 2,250,000 2,425,424
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/38 ................... 2,260,000 2,368,839
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AG
Insured , 5.75% , 11/01/49 .......................................... 1,000,000 1,060,003
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AG
Insured , 5% , 11/01/51 ............................................. 1,200,000 1,181,588
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , 6.25% ,
11/01/52 ....................................................... 1,000,000 1,042,844
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AG
Insured , 5.75% , 11/01/53 .......................................... 1,000,000 1,056,650
Yonkers Industrial Development Agency , Revenue , 2022 , 5.25% , 5/01/51 ......... 1,600,000 1,640,654
2,361,322,107
South Carolina 0.2%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 6,000,000 4,779,324
Texas 0.4%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 4,390,000 3,862,627
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 10,000,000 7,166,915
11,029,542
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 6,700,000 5,556,580
Wisconsin 2.0%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 9,025,000 9,070,954
c
Revenue , 2025 A-2 , Refunding , 4.075%, 12/01/45 ......................... 72,055,000 31,544,966
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 6,500,000 4,983,404
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 10,875,000 6,370,967
b
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,442,427
53,412,718
U.S. Territories 2.3%
Guam 0.4%
Antonio B Won Pat International Airport Authority ,
Revenue , 2023 A , Refunding , 5% , 10/01/28 .............................. 520,000 538,184
Revenue , 2023 A , Refunding , 5.25% , 10/01/29 ............................ 700,000 742,403
Revenue , 2023 A , Refunding , 5.25% , 10/01/31 ............................ 775,000 830,079
Revenue , 2023 A , Refunding , 5.375% , 10/01/33 ........................... 525,000 566,773

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Guam (continued)
Antonio B Won Pat International Airport Authority, (continued)
Revenue , 2023 A , Refunding , 5.25% , 10/01/36 ............................ $ 685,000 $ 716,283
Revenue , 2023 A , Refunding , 5.375% , 10/01/40 ........................... 525,000 541,378
Revenue , 2023 A , Refunding , 5.375% , 10/01/43 ........................... 1,250,000 1,266,251
Revenue , 2024 A , 5% , 10/01/34 ....................................... 670,000 703,194
Revenue , 2024 A , 5.25% , 10/01/41 .................................... 1,400,000 1,427,692
Guam Power Authority ,
Revenue , 2024 A , Refunding , 5% , 10/01/34 .............................. 710,000 781,552
Revenue , 2024 A , Refunding , 5% , 10/01/35 .............................. 500,000 546,616
Revenue , 2024 A , Refunding , 5% , 10/01/36 .............................. 450,000 485,847
Revenue , 2024 A , Refunding , 5% , 10/01/37 .............................. 455,000 485,194
Revenue , 2024 A , Refunding , 5% , 10/01/38 .............................. 575,000 604,131
Revenue , 2024 A , Refunding , 5% , 10/01/40 .............................. 520,000 541,071
Revenue , 2024 A , Refunding , 5% , 10/01/42 .............................. 250,000 252,377
11,029,025
Puerto Rico 1.9%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,050,000 1,049,358
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 22,313,000 20,037,703
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 19,095,000 17,515,046
c
Sales Tax , Revenue , A-1 , 5.79%, 7/01/51 ................................ 20,000,000 4,668,314
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 7,150,000 6,316,495
49,586,916
Total U.S. Territories .................................................................... 60,615,941
Total Municipal Bonds (Cost $ 2,734,378,703 ) ...................................
2,570,085,060
Total Long Term Investments (Cost $ 2,741,078,703 ) .............................
2,576,805,109
a
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
New York 1.0%
f
City of New York ,
GO , 2014 I-3 , SPA US Bank NA , Daily VRDN and Put , 3.85% , 3/01/44 .......... 7,300,000 7,300,000
GO , 2020 B-3 , Daily VRDN and Put , 4% , 10/01/46 ......................... 1,600,000 1,600,000
f
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 3.95% , 1/01/34 10,200,000 10,200,000
f
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2022 DD , Refunding , Daily VRDN and Put , 4% , 6/15/33 ..................... 1,600,000 1,600,000
f
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2014 D-3 ,
SPA Mizuho Bank Ltd. , Daily VRDN and Put , 3.85% , 2/01/44 ................. 6,000,000 6,000,000
26,700,000
Total Municipal Bonds (Cost $ 26,700,000 ) ......................................
26,700,000
Total Short Term Investments (Cost $ 26,700,000 ) ................................
26,700,000
a
Total Investments (Cost $ 2,767,778,703 ) 99.0% ..................................
$2,603,505,109
Other Assets, less Liabilities 1.0% .............................................
25,463,179
Net Assets 100.0% ...........................................................
$2,628,968,288

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 30 .
a
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $73,274,806, representing 2.8% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Security purchased on a when-issued basis. See Note 1(b).
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
August 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin New
York Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,767,778,703
Value - Unaffiliated issuers .................................................................. $2,603,505,109
Cash .................................................................................... 509,107
Receivables:
Capital shares sold ........................................................................ 1,332,027
Interest ................................................................................. 33,990,072
Total assets .......................................................................... 2,639,336,315
Liabilities:
Payables:
Investment securities purchased .............................................................. 3,055,623
Capital shares redeemed ................................................................... 4,959,479
Management fees ......................................................................... 1,007,946
Distribution fees .......................................................................... 218,875
Transfer agent fees ........................................................................ 267,249
Trustees' fees and expenses ................................................................. 3,972
Distributions to shareholders ................................................................. 762,092
Accrued expenses and other liabilities ........................................................... 92,791
Total liabilities ......................................................................... 10,368,027
Net assets, at value ................................................................. $2,628,968,288
Net assets consist of:
Paid-in capital ............................................................................. $3,219,498,578
Total distributable earnings (losses) ............................................................. (590,530,290)
Net assets, at value ................................................................. $2,628,968,288

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin New
York Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $318,674,144
Shares outstanding ........................................................................ 33,616,285
Net asset value per share
a ,b
.................................................................. $9.48
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $9.85
Class A1:
Net assets, at value ....................................................................... $1,537,393,070
Shares outstanding ........................................................................ 162,068,675
Net asset value per share
a ,b
.................................................................. $9.49
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $9.86
Class C:
Net assets, at value ....................................................................... $35,852,795
Shares outstanding ........................................................................ 3,783,910
Net asset value and maximum offering price per share
a ,b
............................................ $9.48
Class R6:
Net assets, at value ....................................................................... $129,580,648
Shares outstanding ........................................................................ 13,642,900
Net asset value and maximum offering price per share
b
............................................. $9.50
Advisor Class:
Net assets, at value ....................................................................... $607,467,631
Shares outstanding ........................................................................ 63,992,363
Net asset value and maximum offering price per share
b
............................................. $9.49
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Operations
for the six months ended August 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin New
York Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $57,598,383
Expenses:
Management fees (Note 3 a ) ................................................................... 6,182,650
Distribution fees: (Note 3c )
Class A ................................................................................ 416,212
Class A1 ............................................................................... 799,896
Class C ................................................................................ 134,447
Transfer agent fees: (Note 3e )
Class A ................................................................................ 94,619
Class A1 ............................................................................... 454,576
Class C ................................................................................ 11,769
Class R6 ............................................................................... 9,044
Advisor Class ............................................................................ 173,317
Custodian fees (Note 4 ) ...................................................................... 8,106
Reports to shareholders fees .................................................................. 36,932
Registration and filing fees .................................................................... 15,307
Professional fees ........................................................................... 43,270
Trustees' fees and expenses .................................................................. 16,495
Other .................................................................................... 139,814
Total expenses ......................................................................... 8,536,454
Net investment income ................................................................ 49,061,929
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (14,703,511)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (127,197,516)
Net realized and unrealized gain (loss) ............................................................ (141,901,027)
Net increase (decrease) in net assets resulting from operations .......................................... $(92,839,098)

Franklin New York Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements.

Franklin New York Tax-Free Income Fund
Six Months Ended
August 31, 2025
(unaudited)
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $49,061,929 $91,512,848
Net realized gain (loss) ................................................. (14,703,511) (10,118,852)
Net change in unrealized appreciation (depreciation) ........................... (127,197,516) (2,644,926)
Net increase (decrease) in net assets resulting from operations ................ (92,839,098) 78,749,070
Distributions to shareholders:
Class A ............................................................. (5,691,097) (11,024,310)
Class A1 ............................................................ (28,526,987) (58,481,094)
Class C ............................................................. (623,266) (1,509,318)
Class R6 ............................................................ (2,334,229) (3,644,004)
Advisor Class ........................................................ (11,183,813) (16,509,620)
Total distributions to shareholders .......................................... (48,359,392) (91,168,346)
Capital share transactions: (Note 2 )
Class A ............................................................. (15,530,904) (8,145,236)
Class A1 ............................................................ (69,722,244) (192,084,274)
Class C ............................................................. (9,720,865) (15,949,490)
Class R6 ............................................................ 11,209,870 25,945,467
Advisor Class ........................................................ 703,711 150,412,039
Total capital share transactions ............................................ (83,060,432) (39,821,494)
Net increase (decrease) in net assets ................................... (224,258,922) (52,240,770)
Net assets:
Beginning of period ..................................................... 2,853,227,210 2,905,467,980
End of period .......................................................... $2,628,968,288 $2,853,227,210

Franklin New York Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin New York Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At August 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
August 31, 2025
Year Ended
February 28, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 2,064,850 $19,732,923 5,280,046 $52,749,156
Shares issued in reinvestment of distributions .......... 544,436 5,197,173 1,016,596 10,139,140
Shares redeemed ............................... (4,241,664) (40,461,000) (7,117,954) (71,033,532)
Net increase (decrease) .......................... (1,632,378) $(15,530,904) (821,312) $(8,145,236)
Class A1 Shares:
Shares sold ................................... 1,045,667 $9,995,310 2,432,649 $24,351,967
Shares issued in reinvestment of distributions .......... 2,498,948 23,870,867 4,945,611 49,338,818
Shares redeemed ............................... (10,838,288) (103,588,421) (26,607,907) (265,775,059)
Net increase (decrease) .......................... (7,293,673) $(69,722,244) (19,229,647) $(192,084,274)
Class C Shares:
Shares sold ................................... 169,450 $1,621,756 414,842 $4,143,112
Shares issued in reinvestment of distributions .......... 62,221 594,014 144,435 1,439,298
Shares redeemed
a
.............................. (1,248,258) (11,936,635) (2,156,557) (21,531,900)
Net increase (decrease) .......................... (1,016,587) $(9,720,865) (1,597,280) $(15,949,490)
Class R6 Shares:
Shares sold ................................... 5,071,743 $48,189,335 3,835,019 $38,222,250
Shares issued in reinvestment of distributions .......... 181,164 1,732,595 315,717 3,155,329
Shares redeemed ............................... (4,048,548) (38,712,060) (1,544,297) (15,432,112)
Net increase (decrease) .......................... 1,204,359 $11,209,870 2,606,439 $25,945,467
Advisor Class Shares:
Shares sold ................................... 11,256,327 $107,388,088 26,098,559 $259,967,240
Shares issued in reinvestment of distributions .......... 1,128,564 10,787,044 1,606,201 16,039,973
Shares redeemed ............................... (12,282,465) (117,471,421) (12,575,275) (125,595,174)
Net increase (decrease) .......................... 102,426 $703,711 15,129,485 $150,412,039
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended August 31, 2025, the annualized gross effective investment management fee rate was 0.456% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended August 31, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$312,545 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until June 30,
2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until June 30, 2026.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended August 31, 2025, these purchase and sale transactions aggregated $62,000,000 and $95,905,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended August 31, 2025, there were no credits earned.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $5,504
CDSC retained .............................................................................. $9,594
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2025, the capital loss carryforwards were as follows:
At August 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2025, aggregated
$302,426,068 and $402,368,140, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended August 31, 2025, the Fund did not use the
Global Credit Facility.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 92,676,027
Long term ................................................................................ 322,656,153
Total capital loss carryforwards ............................................................... $415,332,180
Cost of investments .......................................................................... $2,767,582,344
Unrealized appreciation ........................................................................ $20,335,301
Unrealized depreciation ........................................................................ (184,412,536)
Net unrealized appreciation (depreciation) .......................................................... $(164,077,235)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
10. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin New York Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 6,720,049 $ 6,720,049
Municipal Bonds ......................... — 2,570,085,060 — 2,570,085,060
Short Term Investments ................... — 26,700,000 — 26,700,000
Total Investments in Securities ........... $— $2,596,785,060 $6,720,049 $2,603,505,109

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
FNMA
Federal National Mortgage Association
GO
General Obligation
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)
FRANKLIN NEW YORK TAX-FREE INCOME FUND
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager)
and the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. On several occasions, both prior to, and at the Meeting, the Independent Trustees met with senior executives of
Franklin Resources, Inc. (FRI), the Manager’s parent, to discuss management’s perspectives on and ask questions regarding the performance of and long-term business strategies for the Municipal and Tax-Free Funds, including on topics such as the positioning of the Municipal and Tax-Free Funds within the broader Franklin Templeton product offering line up, management’s assessment of the overall performance of the Municipal and Tax-Free Funds compared to other similar suites of funds in the marketplace, and the appropriateness of the Broadridge Performance Universe selected for each Municipal and Tax-Free
Fund. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below. The class Broadridge used to calculate the performance
(and expense) data for the Fund was changed from Class A1 to Class A this year. Class A1 was historically used to calculate the performance data as the class has a longer track record than Class A; however, Class A has a Rule 12b-1 fee that is more aligned with the fee charged by a majority of the Fund’s Performance Universe peers and is available for new investor purchases, unlike Class A1 which is only available to existing Class A1 shareholders.

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
The Performance Universe for the Fund included the Fund and all retail and institutional New York municipal debt funds. The
Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was below the median of its
Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underweight allocations to duration and credit risk until 2021 detracted from the Fund’s relative performance versus the Performance Universe over the reporting periods. Management further explained that the
Fund has a relatively lower allocation to high yield bonds versus some of the Performance Universe peers, which adversely impacted the Fund’s relative performance. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance
Universe peers. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that the Fund’s annualized income return for each period was positive. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for Class A shares and Class M shares for the other funds in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and eight other New York municipal debt funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board discussed the above median Management Rate and actual total expense ratio with management and management explained that the Management Rate was less than one basis point above the median of its Expense Group. Management further explained that the Fund’s actual total expense ratio was within three basis points of the median of its Expense Group. The
Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the
Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4315-SFSOI 10/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin New York Tax-Free Income Fund

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 29, 2025